Note 16 - Regulatory Matters (Details) - Compliance with Regulatory Capital Requirements under Banking Regulations - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Abstract]
Total capital (to risk-weighted assets), actual, amount	$ 18,953	$ 17,362
Total capital (to risk-weighted assets), actual, ratio	15.76%	16.50%
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 8,418	$ 8,418
Total capital (to risk-weighted assets), for capital adequacy, ratio	8.00%	8.00%
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 10,523	$ 10,523
Total capital (to risk-weighted assets), to be well capitalized, ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), actual, amount	$ 17,612	$ 16,187
Tier 1 capital (to risk-weighted assets), actual, ratio	14.64%	15.38%
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 4,209	$ 4,209
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	6.00%	4.00%
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 6,314	$ 6,314
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	8.00%	6.00%
Common equity tier 1 capital (to risk-weighted assets), actual, amount	$ 17,612
Common equity tier 1 capital (to risk-weighted assets), actual, ratio	14.64%
Common equity tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 4,209
Common equity tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%
Common equity tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 6,314
Common equity tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%
Tier 1 capital (to average assets), actual, amount	$ 17,612	$ 16,187
Tier 1 capital (to average assets), actual, ratio	9.84%	10.74%
Tier 1 capital (to average assets), for capital adequacy, amount	$ 6,028	$ 6,028
Tier 1 capital (to average assets), for capital adequacy, ratio	4.00%	4.00%
Tier 1 capital (to average assets), to be well capitalized, amount	$ 7,535	$ 7,535
Tier 1 capital (to average assets), to be well capitalized, ratio	5.00%	5.00%